UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C. 20549"

 Form 13F																c)None

 Form 13F COVER PAGE

"Report for the Calendar Year : December 31, 2011 "
Check here if Amendment [X ]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name: CoBiz Investment Management, LLC "
"Address: 1099 18th Street, Suite 3000"
"Denver, CO 80202 "

13F File Number: 028-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and " "complete, and that it is understood that all required items, statements, " "schedules, lists, and tables, are considered integral parts of this form. "

Person Signing this Report on Behalf of Reporting Manager:

Name: Rita Koch Day
"Title: SVP, Senior Portfolio Manager / Chief Compliance Officer"
Phone: 303-291-4700

"Signature, Place, and Date of Signing:"

" /s/ Rita Koch Day Denver, CO 5/18/12"

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Value Total: $1838 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all "institutional managers with respect to which this report is filed, other " than the manager filing this report. NONE

FORM 13F
As of 12/31/2011

														(SEC USE ONLY)
Page 1 of 1
		Name of Reporting Manager: 					CoBiz Investment Management



	Title of			Shrs Or	Sh/	Put/	Investment	Other	Voting Authority
Security	Class	Cusip	Value	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
ALPS ETF TR ALERIAN MLP	Common Stock	00162Q###	-##	-####	x				x
AT&T INC COM	Common Stock	00206R102	9	302	x				x
ABBOTT LABS COM	Common Stock	002824100	55	987	x				x
AMERICA MOVIL SAB DE CV SPON A	Common Stock	02364W105	28	1223	x				x
AMPHENOL CORP NEW CL A	Common Stock	032095101	30	662	x				x
APPLE INC COM	Common Stock	037833100	54	134	x				x
AUTODESK INC COM	Common Stock	052769106	23	764	x				x
BARCLAYS BK PLC DJUBS CMDT ETN	Common Stock	06738C778	-21	-506	x				x
BAXTER INTL INC COM	Common Stock	071813109	35	711	x				x
CARBO CERAMICS INC COM	Common Stock	140781105	28	228	x				x
CHEVRON CORP NEW COM	Common Stock	166764100	70	660	x				x
CISCO SYS INC COM	Common Stock	17275R102	30	1675	x				x
COACH INC COM	Common Stock	189754104	60	983	x				x
COSTCO WHSL CORP NEW COM	Common Stock	22160K105	63	760	x				x
DICKS SPORTING GOODS INC COM	Common Stock	253393102	36	987	x				x
DONALDSON INC COM	Common Stock	257651109	67	977	x				x
E M C CORP MASS COM	Common Stock	268648102	49	2267	x				x
ECOLAB INC COM	Common Stock	278865100	67	1154	x				x
EMERSON ELEC CO COM	Common Stock	291011104	58	1247	x				x
EXXON MOBIL CORP COM	Common Stock	30231G###	-##	-####	x				x
GENERAL ELECTRIC CO COM	Common Stock	369604103	-108	-6030	x				x
GOLDMAN SACHS TR HI YLD INSTL	Common Stock	38141W679	0	0.168	x				x
GOOGLE INC CL A	Common Stock	38259P508	42	65	x				x
HONEYWELL INTL INC COM	Common Stock	438516106	56	1037	x				x
HORMEL FOODS CORP COM	Common Stock	440452100	45	1552	x				x
INDEXIQ ETF TR HEDGE MLTI ETF	Common Stock	45409B107	-117	-4303	x				x
INDEXIQ ETF TR IQ GLB RES ETF	Common Stock	45409B883	-26	-916	x				x
INTERNATIONAL BUSINESS MACHS C	Common Stock	459200101	77	417	x				x
ISHARES TR S&P 500 INDEX	Common Stock	464287200	-48	-380	x				x
ISHARES TR MSCI EMERG MKT	Common Stock	464287234	-38	-990	x				x
ISHARES TR MSCI EAFE INDEX	Common Stock	464287465	-12	-235	x				x
ISHARES TR RUSSELL 3000	Common Stock	464287689	-6	-75	x				x
JPMORGAN CHASE & CO COM	Common Stock	46625H100	64	1931	x				x
JOHNSON & JOHNSON COM	Common Stock	478160104	46	694	x				x
JOY GLOBAL INC COM	Common Stock	481165108	27	356	x				x
KRAFT FOODS INC CL A	Common Stock	50075N104	51	1374	x				x
LAUDER ESTEE COS INC CL A	Common Stock	518439104	73	649	x				x
LOWES COS INC COM	Common Stock	548661107	31	1224	x				x
NATIONAL OILWELL VARCO INC COM	Common Stock	637071101	73	1077	x				x
NIKE INC CL B	Common Stock	654106103	55	567	x				x
NOVO-NORDISK A S ADR	Common Stock	670100205	38	327	x				x
O REILLY AUTOMOTIVE INC NEW CO	Common Stock	67103H107	44	552	x				x
OCCIDENTAL PETE CORP DEL COM	Common Stock	674599105	89	951	x				x
ORACLE CORP COM	Common Stock	68389X105	50	1932	x				x
PEABODY ENERGY CORP COM	Common Stock	704549104	27	828	x				x
PEPSICO INC COM	Common Stock	713448108	-14	-212	x				x
PETSMART INC COM	Common Stock	716768106	59	1152	x				x
PRAXAIR INC COM	Common Stock	74005P104	35	324	x				x
PRICE T ROWE GROUP INC COM	Common Stock	74144T108	49	869	x				x
PROCTER & GAMBLE CO COM	Common Stock	742718109	62	925	x				x
PRUDENTIAL FINL INC COM	Common Stock	744320102	62	1229	x				x
QUALCOMM INC COM	Common Stock	747525103	8	140	x				x
SPDR S&P 500 ETF TR TR UNIT	Common Stock	78462F103	19	150	x				x
SPDR SERIES TRUST S&P DIVID ET	Common Stock	78464A763	-31	-574	x				x
SCHLUMBERGER LTD COM	Common Stock	806857108	54	787	x				x
SELECT SECTOR SPDR TR SBI INT-	Common Stock	81369Y704	55	1620	x				x
STRYKER CORP COM	Common Stock	863667101	30	608	x				x
TARGET CORP COM	Common Stock	87612E106	45	873	x				x
US BANCORP DEL COM NEW	Common Stock	902973304	50	1860	x				x
UNION PAC CORP COM	Common Stock	907818108	74	698	x				x
WALGREEN CO COM	Common Stock	931422109	42	1283	x				x
WATERS CORP COM	Common Stock	941848103	83	1115	x				x
WELLS FARGO & CO NEW COM	Common Stock	949746101	47	1705	x				x
WISDOMTREE TRUST EQTY INC ETF	Common Stock	97717W###	-##	-####	x				x
WISDOMTREE TRUST EMG MKTS SMCA	Common Stock	97717W281	-6	-140	x				x
WISDOMTREE TRUST EMERG MKTS ET	Common Stock	97717W315	-9	-183	x				x
WISDOMTREE TRUST SMALLCAP DIVI	Common Stock	97717W604	-11	-238	x				x
ACCENTURE PLC IRELAND SHS CLAS	Common Stock	G1151C101	60	1129	x				x
			1838
COLUMN TOTAL$1838